Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities
Note 14. Trade payables and other current liabilities

14.1. Trade and other payables

Accounting policies
Accounting policies for Trade and other payables are described in Note 15 - Financial instruments included in the statement of financial position and impact on income

Accrued expenses
Taking into account the time lag between the time at which treatment costs are incurred in studies or clinical trials and the time at which such costs are invoiced, the Company estimates an amount of accrued expenses to record in the financial statements at each reporting date.
The treatment costs for patients were estimated for each study based on contracts signed with clinical research centers conducting the trials, taking into account the length of the treatment and the date of injection of each patient. The total amount estimated for each study has been reduced by the amount of invoices received at the closing date.

Details of trade and other payables

	As of December 31,
(in thousands of euros)	2025	2024
Accrued expenses - clinical trials	2,541	15,550
Trade payables & other accruals	6,580	4,484
Total trade and other payables	9,121	20,036
Trade and other payables are not discounted, as none of the amounts are due in more than one year.
Accrued Expenses related to clinical trials balance decreased by €13.5 million between December 2024 and December 2025 mainly due to :
(i) NANORAY-312 development transfer to Janssen, resulting in a nil balance as of December 31, 2025, compared to the 11.1 million accrual as of December 31, 2024,
(ii) The study 1100 development in 2025, amounting to a €2.4 million accrual as of December 31, 2025, compared to the 4.4 million accrual as of December 31, 2024.
The increase of trade payables and other accruals balance by €2.1 million between December 2024 and December 2025 is mainly due to €1.3 million higher amount of non-clinical invoice accruals not received at the closing date and €0.6 million higher vendor payables.

14.2. Other current liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Tax liabilities	218	537
Payroll tax and other payroll liabilities	6,599	6,334
Other payables	613	672
Other current liabilities	7,430	7,543
Payroll tax and other payroll liabilities consist primarily of payroll taxes, namely the employer contribution provision to be paid on free shares, accrued bonuses, vacation days and related social charges.
Payroll tax and other payroll liabilities slightly increased by €0.3 million from €6.3 million as of December 31, 2024 to €6.6 million as of December 31, 2025.
14.3. Deferred income and contract liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Deferred income	45	61
Current contract liabilities	36,172	18,100
Deferred income and current contract liabilities	36,216	18,161
Current contract liabilities increased by €18.1 million to €36.2 million as of December 31, 2025. The initial payment received in 2021 from LianBio was €16.5 million and was recognized as a contract liability since the delivery of the related performance obligation has not yet commenced. The increase of €18.1 million results from the combined effects of the amendments on the Janssen License Agreement and the Asia Licensing Agreement (formerly Lianbio) in the allocation of the constrained transaction price (See Note 16 - Revenues and other income).
The current contract liabilities are accounted for in accordance with IFRS 15. See Note 4.1. - Global License Agreement with Janssen Pharmaceutica NV and Share Purchase Agreement with Johnson & Johnson Innovations - JJDC and Note 16 - Revenues and other income for more details.

14.4. Refund liabilities

	As of December 31,
(in thousands of euros)	2025	2024
Non current refund liabilities	3,218	27,778
Current refund liabilities	313	7,835
Refund liabilities	3,530	35,613
The refund liability, recognized as of December 2024, reflects the refund obligation related to the amendments of the Janssen Agreement, signed in the fourth quarter of 2024.
During the year ended December 31, 2025, the total refund liabilities decreased by €32.1 million mainly due to :
•the amendment of the Janssen Agreement, signed on March 17, 2025, which was accounted for as a contract modification for €30.6 million, and resulted in a change in the transaction price, as well as a change in the scope of obligations recorded as a cumulative catch-up in the Statement of consolidated operations and refund liabilities in the statement of financial position. (Note 16 - Revenues and other income).
•the disbursement of the first installment of the Company’s obligation payment to Janssen for $6.4 million , net of the ICON payable reduction of $0.5 million or €5.5 million net.
•partially offset by cash collection of €4.6 million relating to the TSA